Intangible Assets Other Than Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Schedule of intangible assets
Net Book Value of Intangible Assets other than Goodwill as at December 31, 2013

	Acquisition Cost	Accumulated Amortization	Additions/ Transfer to vessel cost/ Write off	Net Book Value December 31, 2013
Trade name	$ 100,420	$ (29,738)	$ —	$ 70,682
Port terminal operating rights (****)	34,060	(7,444)	2,092	28,708
Customer relationships	35,490	(10,647)	—	24,843
Favorable lease terms (*)(***)	210,835	(139,624)	(3,780)	67,431
Total Intangible assets	380,805	(187,453)	(1,688)	191,664
Unfavorable lease terms (**)	(121,028)	93,954	—	(27,074)
Total	$ 259,777	$ (93,499)	(1,688)	$ 164,590

Net Book Value of Intangible Assets other than Goodwill as at December 31,2012
	Acquisition Cost	Accumulated Amortization	Transfer to vessel cost/ Write off	Net Book Value December 31, 2012
Trade name	$ 100,420	$ (25,885)	$ —	$ 74,535
Port terminal operating rights	34,060	(6,462)	—	27,598
Customer relationships	35,490	(8,872)	—	26,618
Favorable lease terms (*) (***)	220,042	(130,528)	(9,207)	80,307
Total Intangible assets	390,012	(171,747)	(9,207)	209,058
Unfavorable lease terms (**)	(127,513)	89,022	6,485	(32,006)
Total	$ 262,499	$ (82,725)	$ (2,722)	$ 177,052

Amortization expense
	Amortization Expense and Write Offs Year Ended December 31, 2013	Amortization Expense and Write Offs Year Ended December 31, 2012	Amortization Expense and Write Offs Year Ended December 31,2011
Trade name	$ (3,853)	$ (3,860)	$ (3,853)
Port terminal operating rights	(983)	(930)	(927)
Customer relationships	(1,774)	(1,775)	(1,775)
Favorable lease terms	(12,876)	(27,652)	(18,388)
Unfavorable lease terms	4,933	12,819	6,610
Total	$ (14,553)	$ (21,398)	$ (18,333)

Schedule of aggregate amortization expense

Description	Within one year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Trade name	$ 3,853	$ 3,853	$ 3,853	$ 3,853	$ 2,811	$ 52,459	$ 70,682
Favorable lease terms	12,539	11,398	11,324	7,022	641	2,725	45,649
Unfavorable lease terms	(4,933)	(3,545)	(2,129)	(1,273)	(1,102)	(4,687)	(17,669)
Port terminal operating rights	983	983	983	983	983	23,793	28,708
Customer relationships	1,775	1,775	1,775	1,775	1,775	15,968	24,843
Total	$ 14,217	$ 14,464	$ 15,806	$ 12,360	$ 5,108	$ 90,258	$ 152,213